Vanguard 500 Index Fund
Vanguard Balanced Index Fund
Vanguard Emerging Markets Stock Index Fund
Vanguard European Stock Index Fund
Vanguard Extended Market Index Fund
Vanguard Growth Index Fund
Vanguard Intermediate-Term Bond Index Fund
Vanguard Large-Cap Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Pacific Stock Index Fund
Vanguard REIT Index Fund
Vanguard Short-Term Bond Index Fund
Vanguard Small-Cap Index Fund
Vanguard Total Bond Market Index Fund
Vanguard Total Stock Market Index Fund
Vanguard Value Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Vanguard is updating its eligibility criteria for Admiral™ Shares

Prospectus and Summary Prospectus Text Changes

Under Fund Summary, “Purchase and Sale of Fund Shares,” please change the account minimums to open and maintain an account to $10,000 for Admiral Shares.

(over, please)

Prospectus Text Changes

Under Investing With Vanguard, the following text replaces similar text:

Account Minimums for Admiral Shares

To open and maintain an account. $10,000 for new investors. If you request Admiral Shares when you open a new account, but the investment amount does not meet the account minimum for Admiral Shares, your investment will be placed in Investor Shares of the Fund. Institutional clients should contact Vanguard for information on special eligibility rules that may apply to them.

Other Purchase Rules You Should Know

Admiral Shares. Please note that Admiral Shares are not available for:

• SIMPLE IRAs and Section 403(b)(7) custodial accounts

• Other retirement plan accounts receiving special administrative services from Vanguard

Conversions From Investor Shares to Admiral Shares Self-directed conversions. If your account balance in the Fund is at least $10,000, you may ask Vanguard to convert your Investor Shares to Admiral Shares. You can request a conversion online (if you are a registered user of Vanguard.com), by telephone, or by mail. See Contacting Vanguard. Institutional clients should contact Vanguard for information on conversion rules that may apply to them.

Automatic conversions. Vanguard conducts periodic reviews of account balances and may, if your account balance in the Fund exceeds $10,000, automatically convert your Investor Shares to Admiral Shares. You will be notified before an automatic conversion occurs and will have an opportunity to instruct Vanguard not to effect the conversion. Institutional clients should contact Vanguard for information on conversion rules that may apply to them.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS IDX 102010

Vanguard Asset Allocation Fund
Vanguard California Intermediate-Term Tax-Exempt Fund
Vanguard California Long-Term Tax-Exempt Fund
Vanguard Capital Opportunity Fund
Vanguard Energy Fund
Vanguard Equity Income Fund
Vanguard Explorer™ Fund
Vanguard Florida Long-Term Tax-Exempt Fund
Vanguard GNMA Fund
Vanguard Growth and Income Fund
Vanguard Health Care Fund
Vanguard High-Yield Corporate Fund
Vanguard High-Yield Tax-Exempt Fund
Vanguard Inflation-Protected Securities Fund
Vanguard Intermediate-Term Investment-Grade Fund
Vanguard Intermediate-Term Tax-Exempt Fund
Vanguard Intermediate-Term Treasury Fund
Vanguard International Growth Fund
Vanguard Limited-Term Tax-Exempt Fund
Vanguard Long-Term Investment-Grade Fund
Vanguard Long-Term Tax-Exempt Fund
Vanguard Long-Term Treasury Fund
Vanguard Morgan™ Growth Fund
Vanguard New Jersey Long-Term Tax-Exempt Fund
Vanguard New York Long-Term Tax-Exempt Fund
Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Vanguard PRIMECAP Fund
Vanguard Short-Term Federal Fund
Vanguard Short-Term Investment-Grade Fund
Vanguard Short-Term Tax-Exempt Fund
Vanguard Short-Term Treasury Fund
Vanguard U.S. Growth Fund
Vanguard Wellesley® Income Fund
Vanguard Wellington™ Fund
Vanguard Windsor™ Fund
Vanguard Windsor II™ Fund

(over, please)

Supplement to the Prospectuses and Summary Prospectuses

Vanguard updates its eligibility criteria for Admiral™ Shares

Prospectus and Summary Prospectus Text Changes

Under Fund Summary, “Purchase and Sale of Fund Shares,” please change the account minimums to open and maintain an account to $50,000 for Admiral Shares.

Prospectus Text Changes

Under Investing With Vanguard, the following text replaces similar text:

Account Minimums for Admiral Shares

To open and maintain an account. $50,000 for new investors. If you request Admiral Shares when you open a new account, but the investment amount does not meet the account minimum for Admiral Shares, your investment will be placed in Investor Shares of the Fund. Institutional clients should contact Vanguard for information on special eligibility rules that may apply to them.

Other Purchase Rules You Should Know

Admiral Shares. Please note that Admiral Shares are not available for:

• SIMPLE IRAs and Section 403(b)(7) custodial accounts

• Other retirement plan accounts receiving special administrative services from Vanguard

Conversions From Investor Shares to Admiral Shares Self-directed conversions. If your account balance in the Fund is at least $50,000, you may ask Vanguard to convert your Investor Shares to Admiral Shares. You can request a conversion online (if you are a registered user of Vanguard.com), by telephone, or by mail. See Contacting Vanguard. Institutional clients should contact Vanguard for information on conversion rules that may apply to them.

Automatic conversions. Vanguard conducts periodic reviews of account balances and may, if your account balance in the Fund exceeds $50,000, automatically convert your Investor Shares to Admiral Shares. You will be notified before an automatic conversion occurs and will have an opportunity to instruct Vanguard not to effect the conversion. Institutional clients should contact Vanguard for information on conversion rules that may apply to them.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS ADML 102010

Vanguard Balanced Index Fund
Vanguard Bond Index Funds
Vanguard International Stock Index Funds
Vanguard REIT Index Fund
Vanguard U.S. Stock Index Large-Capitalization Funds
Vanguard U.S. Stock Index Mid-Capitalization Funds
Vanguard U.S. Stock Index Small-Capitalization Funds

Supplement to the Prospectus

Vanguard is updating its eligibility criteria for Admiral™ Shares

Prospectus Text Changes

Under More on the Fund(s), “Share Class Overview,” please note that the minimum investment for Admiral Shares has changed to $10,000.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS INST 102010

Vanguard International Stock ETF
Vanguard REIT ETF
Vanguard S&P 500 ETF
Vanguard U.S. Stock ETF

Supplement to the Prospectus

Vanguard is updating its eligibility criteria for Admiral™ Shares

Prospectus Text Changes

Under More on the Fund(s) and ETF Shares, “Share Class Overview,” please note that the minimum investment for Admiral Shares has changed to $10,000.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS ETF 102010